Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Cost Text Block Abstract
Schedule of Finance costs
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Interest expense:
Bank borrowings	$556,041	$543,098	$460,231
Loan from shareholders	278,013	122,055	—
Lease liabilities	1,219	1,196	887
	$835,273	$666,349	$461,118